Discontinued Operations The operating results of the Regenerative Medicine - China business (Details) (Regenerative Medicine - China segment [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Regenerative Medicine - China segment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 274,300	$ 55,900
Cost of revenues	(140,600)	(36,000)
Research and development	(378,300)	(112,400)
Research and development	(3,089,900)	(1,408,200)
Research and development	(9,700)	(63,800)
Loss from discontinued operations	$ (3,344,200)	$ (1,564,500)